Massachusetts Mutual Variable Annuity Separate Account 1-
Flex Extra (Qualified)


                                    Part II


Part II was not included with the Semiannual Report (N30-D filing) sent to the Contract Owners in August, 1998. The Contract Owners did receive the accompanying Separate Account financial statements and the respective underlying Fund reports that the Massachusetts Mutual Variable Annuity Separate Account 1-Flex Extra (Qualified) invest in.

The following underlying Funds that were sent to the Contract Owners are incorporated by reference in this filing to the SEC as part of the Edgarization filing.

1. The MML Series Investment Fund was edgarized and filed with the SEC in August, 1998 under File number 811-0224.

2. The Oppenheimer Variable Account Fund was edgarized and filed with the SEC in August, 1998 under File number 811-04108.

A Message To Our Contract Owners:

We are pleased to forward this combined Semiannual Report of the segment of Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") pertaining to Flex Extra (Qualified) (the "Segment"), four Funds of the MML Series Investment Fund, and three Funds of the Oppenheimer Variable Account Funds available to owners of Flex Extra contracts. These reports are for the period ended June 30, 1998.

The Semiannual Report for the Segment begins on page 3. The Segment has net assets of $4,471,546,022 as of June 30, 1998. Net asset values per accumulation unit for the MML Equity, MML Money Market, MML Managed Bond, MML Blend, Oppenheimer Capital Appreciation, Oppenheimer Global Securities and Oppenheimer Strategic Bond Divisions as of June 30, 1998 are shown in detail in the table on page 3.

The Semiannual Report for the MML Series Investment Fund begins on page 11. This report contains a detailed description of the financial results of the MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund for the period ended June 30, 1998.

The Semiannual Report for the Oppenheimer Variable Account Funds begins on page
40. This report contains a detailed description of the financial results of the Oppenheimer Aggressive Growth Fund (Prior to May 1, 1998, this Fund was called Oppenheimer Capital Appreciation Fund), Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund for the period ended June 30, 1998.

We appreciate the interest and confidence you have shown in Separate Account 1.

                                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                                   /s/ Thomas B. Wheeler

                                   Thomas B. Wheeler
                                   Chairman and Chief Executive Officer

August 3, 1998

Table of Contents


Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra (Qualified)
 Statement of Assets and Liabilities as of June 30, 1998....................................         3
 Statement of Operations For the Six Months Ended June 30, 1998.............................         4
 Statement of Changes in Net Assets For the Six Months Ended June 30, 1998 and 1997.........       5-6
 Notes to Financial Statements..............................................................      7-10



Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra (Qualified)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998
(Unaudited)

                                                                  MML               MML
                                               MML               Money            Managed              MML
                                              Equity             Market             Bond              Blend
                                             Division           Division          Division           Division
                                         ----------------   ---------------   ---------------    ---------------
ASSETS
Investments
 Number of shares (Note 2)                     44,812,467        69,746,841         9,552,595         72,808,982
                                          ===============   ===============   ===============    ===============
 Identified cost (Note 6)                 $ 1,113,834,725   $    69,746,841   $   117,174,443    $ 1,392,528,783
                                          ===============   ===============   ===============    ===============
 Value (Note 3A)                          $ 1,722,449,390   $    69,746,841   $   121,612,915    $ 1,860,594,002
Dividends receivable                                   --           297,663                --                 --
Receivable for accumulation units sold          1,079,676           345,770            78,392          1,437,618
Divisional transfers pending settlement           528,112             8,618           (32,496)          (544,915)
Other assets                                        1,795                19               267              4,480
                                          ---------------   ---------------   ---------------    ---------------
  Total assets                              1,724,058,973        70,398,911       121,659,078      1,861,491,185

LIABILITIES
Redemptions pending settlement                  1,222,195             1,247             2,184          1,271,489
Annuitant mortality fluctuation reserve
 (Note 3D)                                         26,273               385             2,827             55,489
Payable to Massachusetts Mutual
 Life Insurance Company                         5,626,549           210,001           476,955          6,081,445
                                          ---------------   ---------------   ---------------    ---------------
  Total liabilities                             6,875,017           211,633           481,966          7,408,423
                                          ---------------   ---------------   ---------------    ---------------
NET ASSETS                                $ 1,717,183,956   $    70,187,278   $   121,177,112    $ 1,854,082,762
                                          ===============   ===============   ===============    ===============
Net Assets:
Accumulation units--Value                 $ 1,716,308,202   $    70,174,430   $   121,082,891    $ 1,852,233,139
Annuity reserves (Note 3E)                        875,754            12,848            94,221          1,849,623
                                          ---------------   ---------------   ---------------    ---------------
  Net assets                              $ 1,717,183,956   $    70,187,278   $   121,177,112    $ 1,854,082,762
                                          ===============   ===============   ===============    ===============
Accumulation units (Note 8)
 Contract owners                              430,787,650        43,579,900        53,976,730        577,043,911
 Massachusetts Mutual Life
  Insurance Company                                    --                --                --                 --
                                          ---------------   ---------------   ---------------    ---------------
 Total Units                                  430,787,650        43,579,900        53,976,730        577,043,911
                                          ===============   ===============   ===============    ===============
NET ASSET VALUE PER
 ACCUMULATION UNIT
 June 30, 1998                            $          3.98   $          1.61   $          2.24    $          3.21
 June 30, 1997                                       3.36              1.55              2.04               2.80
 June 30, 1996                                       2.64              1.49              1.91               2.36
 June 30, 1995                                       2.18              1.44              1.85               2.06
 June 30, 1994                                       1.83              1.39              1.66               1.80


                                            *Oppenheimer      Oppenheimer       Oppenheimer
                                              Capital           Global           Strategic
                                            Appreciation      Securities           Bond
                                              Division         Division          Division
                                          ---------------  ---------------   ---------------
ASSETS
Investments
 Number of shares (Note 2)                      8,253,980       11,355,074        15,145,647
                                          ===============  ===============   ===============
 Identified cost (Note 6)                 $   304,666,235  $   202,824,589   $    76,438,214
                                          ===============  ===============   ===============
 Value (Note 3A)                          $   386,616,409  $   246,405,104   $    77,848,623
Dividends receivable                                   --               --                --
Receivable for accumulation units sold            270,282          232,410            74,611
Divisional transfers pending settlement            88,713           26,675           (74,707)
Other assets                                          338              244                58
                                          ---------------  ---------------   ---------------
  Total assets                                386,975,742      246,664,433        77,848,585

LIABILITIES
Redemptions pending settlement                    116,264           27,748            24,144
Annuitant mortality fluctuation reserve
 (Note 3D)                                          2,227              651               765
Payable to Massachusetts Mutual
 Life Insurance Company                         1,185,902          860,488           355,657
                                          ---------------  ---------------   ---------------
  Total liabilities                             1,304,393          888,887           380,566
                                          ---------------  ---------------   ---------------
NET ASSETS                                $   385,671,349  $   245,775,546   $    77,468,019
                                          ===============  ===============   ===============
Net Assets:
Accumulation units--Value                 $   385,597,132  $   245,753,834   $    77,442,503
Annuity reserves (Note 3E)                         74,217           21,712            25,516
                                          ---------------  ---------------   ---------------
  Net assets                              $   385,671,349  $   245,775,546   $    77,468,019
                                          ===============  ===============   ===============
Accumulation units (Note 8)
 Contract owners                              191,810,089      172,775,998        56,921,291
Massachusetts Mutual Life
  Insurance Company                                 5,000            5,000             5,000
                                          ---------------  ---------------   ---------------
  Total Units                                 191,815,089      172,780,998        56,926,291
                                          ===============  ===============   ===============
NET ASSET VALUE PER
 ACCUMULATION UNIT
 June 30, 1998                            $          2.01  $          1.42   $          1.36
 June 30, 1997                                       1.65             1.21              1.28
 June 30, 1996                                       1.56             0.98              1.15
 June 30, 1995                                       1.13             0.91              1.05
 June 30, 1994                                         --               --                --


* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to
  May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund.

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF OPERATIONS
For The Six Months Ended June 30, 1998
(Unaudited)

                                                                MML             MML                         *Oppenheimer
                                              MML              Money          Managed            MML           Capital
                                             Equity            Market           Bond            Blend        Appreciation
                                            Division          Division        Division         Division        Division
                                          -------------    -------------   -------------    -------------   -------------
Investment income
Dividends (Note 3B)                       $      14,966    $   1,764,980   $   1,789,586    $  14,708,450   $   9,010,634

Expenses
Mortality and expense risk fees and
  administrative expenses (Note 4)           10,726,282          449,634         752,476       11,770,249       2,199,551
                                          -------------    -------------   -------------    -------------   -------------

Net investment income (loss) (Note 3C)      (10,711,316)       1,315,346       1,037,110        2,938,201       6,811,083
                                          -------------    -------------   -------------    -------------   -------------
Net realized and unrealized
  gain (loss) on investments
Net realized gain (loss) on investments
  (Notes 3B, 3C and 7)                        8,838,119               --          (8,480)      17,688,498       1,534,134
Change in net unrealized appreciation/
  depreciation of investments               121,027,514               --       3,007,837       88,649,900      44,688,336
                                          -------------    -------------   -------------    -------------   -------------

Net gain on investments                     129,865,633               --       2,999,357      106,338,398      46,222,470
                                          -------------    -------------   -------------    -------------   -------------
Net increase in net assets
  resulting from operations               $ 119,154,317    $   1,315,346   $   4,036,467    $ 109,276,599   $  53,033,553
                                          =============    =============   =============    =============   =============

                                            Oppenheimer     Oppenheimer
                                              Global         Strategic
                                            Securities         Bond
                                             Division        Division
                                          -------------   -------------
Investment income
Dividends (Note 3B)                       $  21,281,303   $   2,003,867

Expenses
Mortality and expense risk fees and
  administrative expenses (Note 4)            1,451,987         461,796
                                          -------------   -------------

Net investment income (loss) (Note 3C)       19,829,316       1,542,071
                                          -------------   -------------
Net realized and unrealized
  gain (loss) on investments
Net realized gain (loss) on investments
  (Notes 3B, 3C and 7)                          534,238         394,886
Change in net unrealized appreciation/
  depreciation of investments                 3,369,931        (156,887)
                                          -------------   -------------

Net gain on investments                       3,904,169         237,999
                                          -------------   -------------
Net increase in net assets
  resulting from operations               $  23,733,485   $   1,780,070
                                          =============   =============

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund.

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Six Months Ended June 30, 1998
(Unaudited)


                                                                                MML                 MML
                                                              MML              Money              Managed            MML
                                                            Equity             Market              Bond             Blend
                                                           Division           Division           Division          Division
                                                       ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)                         $   (10,711,316)   $     1,315,346    $     1,037,110    $     2,938,201
  Net realized gain (loss) on investments                    8,838,119                 --             (8,480)        17,688,498
  Change in net unrealized appreciation/
   depreciation of investments                             121,027,514                 --          3,007,837         88,649,900
                                                       ---------------    ---------------    ---------------    ---------------
 Net increase in net assets resulting from operations      119,154,317          1,315,346          4,036,467        109,276,599
                                                       ---------------    ---------------    ---------------    ---------------
 Capital transactions: (Note 8)
  Net contract payments (Note 6)                           130,865,516         20,299,499         10,459,450        119,159,458
  Transfer to Guaranteed Principal Account                  (2,911,839)        (1,299,113)          (136,958)        (2,704,584)
  Withdrawal of funds                                      (75,847,405)        (6,456,235)        (5,283,548)       (98,497,845)
  Reimbursement (payment) of accumulation
   unit value fluctuation                                       56,997             10,978            (94,408)           (94,354)
  Net charge (credit) to annuitant mortality
   fluctuation reserve (Note 3D)                                57,465                 (1)             2,700              8,582
  Annuity benefit payments                                     (78,519)              (665)            (6,296)          (101,513)
  Withdrawals due to administrative and
   contingent deferred sales charges (Note 6)               (2,069,066)          (118,406)          (410,169)        (2,543,857)
  Divisional transfers                                      16,997,377        (13,200,844)          (243,355)        (6,256,776)
                                                       ---------------    ---------------    ---------------    ---------------
 Net increase (decrease) in net assets
  resulting from capital transactions                       67,070,526           (764,787)         4,287,416          8,969,111
                                                       ---------------    ---------------    ---------------    ---------------
 Total increase                                            186,224,843            550,559          8,323,883        118,245,710

 NET ASSETS, at beginning of the year                    1,530,959,113         69,636,719        112,853,229      1,735,837,052
                                                       ---------------    ---------------    ---------------    ---------------

 NET ASSETS, at end of the period                      $ 1,717,183,956    $    70,187,278    $   121,177,112    $ 1,854,082,762
                                                       ===============    ===============    ===============    ===============

                                                          *Oppenheimer        Oppenheimer       Oppenheimer
                                                            Capital             Global           Strategic
                                                          Appreciation        Securities           Bond
                                                            Division           Division          Division
                                                        ---------------    ---------------    ---------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)                          $     6,811,083    $    19,829,316    $     1,542,071
  Net realized gain (loss) on investments                     1,534,134            534,238            394,886
  Change in net unrealized appreciation/
   depreciation of investments                               44,688,336          3,369,931           (156,887)
                                                        ---------------    ---------------    ---------------
Net increase in net assets resulting from operations         53,033,553         23,733,485          1,780,070
                                                        ---------------    ---------------    ---------------
 Capital transactions: (Note 8)
  Net contract payments (Note 6)                             42,999,322         27,575,099         14,581,468
  Transfer to Guaranteed Principal Account                     (384,591)          (213,987)           (45,367)
  Withdrawal of funds                                       (15,022,538)        (9,569,335)        (3,965,821)
  Reimbursement (payment) of accumulation
   unit value fluctuation                                        55,411            (63,215)          (118,046)
  Net charge (credit) to annuitant mortality
   fluctuation reserve (Note 3D)                                  6,552               (312)             1,912
  Annuity benefit payments                                       (3,689)               (55)              (297)
  Withdrawals due to administrative and
   contingent deferred sales charges (Note 6)                  (378,829)          (193,992)           (53,059)
  Divisional transfers                                         (650,608)         4,131,451           (777,245)
                                                        ---------------    ---------------    ---------------
 Net increase (decrease) in net assets
  resulting from capital transactions                        26,621,030         21,665,654          9,623,545
                                                        ---------------    ---------------    ---------------
 Total increase                                              79,654,583         45,399,139         11,403,615

NET ASSETS, at beginning of the year                        306,016,766        200,376,407         66,064,404
                                                        ---------------    ---------------    ---------------

NET ASSETS, at end of the period                        $   385,671,349    $   245,775,546    $    77,468,019
                                                        ===============    ===============    ===============

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund.

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Six Months Ended June 30, 1997
(Unaudited)

                                                                                 MML                 MML
                                                              MML               Money              Managed           MML
                                                            Equity              Market              Bond            Blend
                                                           Division            Division           Division         Division
                                                       ---------------      -------------      -------------     --------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)                         $    (7,647,679)     $   1,383,644      $   1,005,550     $    3,393,412
  Net realized gain on investments                           5,773,363                 --             14,933          7,789,304
  Change in net unrealized appreciation/depreciation
   of investments                                          175,009,634                 --          1,372,539        142,697,262
                                                       ---------------      -------------      -------------     --------------
Net increase in net assets resulting from operations       173,135,318          1,383,644          2,393,022        153,879,978
                                                       ---------------      -------------      -------------     --------------
Capital transactions: (Note 8)
  Net contract payments (Note 6)                           107,873,010         20,699,400          8,348,446        106,738,513
  Transfer to Guaranteed Principal Account                  (2,877,347)        (1,301,846)          (516,973)        (2,199,434)
  Withdrawal of funds                                      (54,788,884)        (5,237,163)        (4,804,539)       (73,030,131)
  Reimbursement (payment) of accumultation
   unit value fluctuation                                      287,811            (16,836)            (9,816)           237,947
  Net charge (credit) to annuitant mortality
   fluctuation reserve (Note 3D)                               (22,742)                61              2,618           (318,044)
  Annuity benefit payments                                     (15,654)              (552)            (1,860)           (68,980)
  Withdrawals due to administrative and
   contingent deferred sales charges (Note 6)               (1,649,317)           (94,355)          (399,901)        (2,365,739)
  Divisional transfers                                      12,462,141        (18,848,875)        (5,520,596)       (10,258,605)
                                                       ---------------      -------------      -------------     --------------
Net increase (decrease) in net assets
  resulting from capital transactions                       61,269,018         (4,800,166)        (2,902,621)        18,735,527
                                                       ---------------      -------------      -------------     --------------
Total increase (decrease)                                  234,404,336         (3,416,522)          (509,599)       172,615,505

NET ASSETS, at beginning of the year                     1,089,202,902         78,032,972        104,667,778      1,433,165,306
                                                       ---------------      -------------      -------------     --------------

NET ASSETS, at end of the period                       $ 1,323,607,238      $  74,616,450      $ 104,158,179     $1,605,780,811
                                                       ===============      =============      =============     ==============
                                                              Oppenheimer       Oppenheimer        Oppenheimer
                                                                Capital           Global            Strategic
                                                             Appreciation        Securities           Bond
                                                               Division          Division           Division
                                                          ---------------      ------------       ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)                            $     9,222,841       $    708,603       $  1,627,066
  Net realized gain on investments                              1,210,894            727,170             70,924
  Change in net unrealized appreciation/depreciation
   of investments                                               5,850,707         18,714,771            (85,183)
                                                          ---------------       ------------       ------------
Net increase in net assets resulting from operations           16,284,442         20,150,544          1,612,807
                                                          ---------------       ------------       ------------
Capital transactions: (Note 8)
  Net contract payments (Note 6)                               45,700,722         25,022,327         12,787,871
  Transfer to Guaranteed Principal Account                       (349,157)          (135,968)          (196,249)
  Withdrawal of funds                                          (7,289,992)        (4,881,511)        (1,196,284)
  Reimbursement (payment) of accumultation
   unit value fluctuation                                         (98,627)        (1,354,762)           (17,073)
  Net charge (credit) to annuitant mortality
   fluctuation reserve (Note 3D)                                  (22,166)                --                 --
  Annuity benefit payments                                         (1,484)            (1,024)            (1,117)
  Withdrawals due to administrative and
   contingent deferred sales charges (Note 6)                    (220,143)          (101,976)           (22,940)
  Divisional transfers                                         11,605,767          8,380,011          2,180,157
                                                          ---------------       ------------       ------------
Net increase (decrease) in net assets
  resulting from capital transactions                          49,324,920         26,927,097         13,534,365
                                                          ---------------       ------------       ------------
Total increase (decrease)                                      65,609,362         47,077,641         15,147,172

NET ASSETS, at beginning of the year                          196,843,732        113,395,164         37,546,689
                                                          ---------------       ------------       ------------

NET ASSETS, at end of the period                          $   262,453,094       $160,472,805       $ 52,693,861
                                                          ===============       ============       ============

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra(Qualified)

Notes To Financial Statements
(Unaudited)

1.  HISTORY

    Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

    MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified.) These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Flex Extra (Qualified) segment (the "Segment").

    On September 13, 1994, MassMutual paid $15,000 to provide the initial capital for the Segment's three new divisions: 1,516 shares were purchased in the management investment company described in Note 2 supporting the three new Oppenheimer divisions of the Segment.

2.  INVESTMENT OF THE SEGMENT'S ASSETS

    The Flex Extra (Qualified) Segment maintains seven divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund, the MML Blend Division invests in shares of MML Blend Fund, the Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Aggressive Growth Fund (Prior to May 1, 1998, this Fund was called Oppenheimer Capital Appreciation Fund), the Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund and the Oppenheimer Strategic Bond Division invests in shares of Oppenheimer Strategic Bond Fund.

    MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four series of shares of MML Series Investment Fund (the "MML Trust"). The MML Trust is a registered, no-load, open-end, management investment company for which MassMutual serves as investment manager. David
    L. Babson and Company, Inc., a controlled subsidiary of MassMutual, serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.

    Oppenheimer Aggressive Growth Fund, Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund (the "Oppenheimer Funds") are part of the Oppenheimer Variable Account Funds (the "Oppenheimer Trust"). The Oppenheimer Trust is a registered, open-end, diversified management investment company, for which OppenheimerFunds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as investment adviser.

    In addition to the seven divisions of the Segment, a Contract Owner may also allocate funds to the Guaranteed Principal Account, which is part of MassMutual's general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account, which is part of MassMutual's general account, are not registered under the Securities Act of 1933; and the general account is not registered as an investment company under the Investment Company Act of 1940.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

   A.  Investment Valuation

    Investments in MML Trust and Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

   B.  Accounting for Investments

    Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

   C.  Federal Income Taxes

    Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Segment's investment performance (the "Contracts"). Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

   D.  Annuitant Mortality Fluctuation Reserve

    The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segment. Net transfers from MassMutual to the Segment totaled $249,822 for the six months ended June 30, 1998 and net transfers from the segment to MassMutual totaled $336,784 for the six months ended June 30, 1997. The reserve is subject to a maximum of 3% of the Segment's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

   E.  Annuity Reserves

    Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

   F.  Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.  CHARGES FOR MORTALITY AND EXPENSE RISKS AND ADMINISTRATIVE EXPENSES

    Daily charges are made which are currently equivalent on an annual basis to 1.30% of the net asset value of the Segment (the "Net Asset Value"). The mortality and expense risk part of this charge is made daily at an annual rate which is currently equal to 1.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of this charge is made daily at an annual rate of 0.15% of the Net Asset Value.

5.  DISTRIBUTION AGREEMENT

    MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account I. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

    MMLISI serves as co-underwriter of the contracts pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account 1. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable life insurance agents under applicable state insurance laws.

    Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

                                                  MML            MML                     Oppenheimer   Oppenheimer    Oppenheimer
                                   MML           Money         Managed        MML          Capital       Global        Strategic
For The Six Months Ended          Equity         Market         Bond         Blend       Appreciation   Securities       Bond
June 30, 1998                    Division       Division      Division      Division       Division      Division      Division
-------------                   ------------   -----------   -----------   ------------  ------------  ------------   -----------
Gross contract
 payments                       $130,898,582   $20,304,628   $10,462,093   $119,189,567   $43,010,187   $27,582,067   $14,585,152
Less deduction for
 premium taxes                        33,066         5,129         2,643         30,109        10,865         6,968         3,684
                                ------------   -----------   -----------   ------------  ------------  ------------   -----------
Net contract payments           $130,865,516   $20,299,499   $10,459,450   $119,159,458   $42,999,322   $27,575,099   $14,581,468
                                ============   ===========   ===========   ============  ============  ============   ===========
Administrative and contingent
 deferred sales charges         $  2,069,066   $   118,406   $   410,169   $  2,543,857   $   378,829   $   193,992   $    53,059
                                ============   ===========   ===========   ============  ============  ============   ===========

                                                   MML            MML                     Oppenheimer    Oppenheimer    Oppenheimer
                                    MML           Money         Managed        MML          Capital        Global       Strategic
For The Six Months Ended           Equity         Market         Bond         Blend       Appreciation   Securities       Bond
June 30, 1997                     Division       Division      Division      Division       Division       Division     Division
-------------                   ------------   -----------   -----------   ------------   -----------   -----------   -----------
Gross contract
 payments                       $107,912,932   $20,707,060   $ 8,351,535   $106,778,014   $45,717,635   $25,031,587   $12,792,603
Less deduction for
 premium taxes                        39,921         7,660         3,090         39,502        16,913         9,260         4,733
                                ------------   -----------   -----------   ------------   -----------   -----------   -----------
Net contract payments           $107,873,011   $20,699,400   $ 8,348,445   $106,738,512   $45,700,722   $25,022,327   $12,787,870
                                ============   ===========   ===========   ============   ===========   ===========   ===========
Administrative and contingent
 deferred sales charges         $  1,649,317   $    94,355   $   399,901   $  2,365,739   $   220,143   $   101,976   $    22,940
                                ============   ===========   ===========   ============   ===========   ===========   ===========

7.  PURCHASES AND SALES OF INVESTMENTS

                                               MML            MML                      Oppenheimer     Oppenheimer    Oppenheimer
                                MML           Money         Managed          MML          Capital        Global        Strategic
For The Six Months Ended       Equity         Market         Bond           Blend       Appreciation    Securities        Bond
June 30, 1998                 Division       Division       Division       Division       Division       Division       Division
-------------               ------------   ------------   ------------   ------------   ------------   ------------   ------------
Cost of purchases           $188,315,150   $ 28,607,002   $ 10,997,503   $176,216,190   $ 37,338,393   $ 43,526,859   $ 15,014,091
Proceeds from sales         $ 16,696,805   $ 27,922,241   $  3,775,883   $ 41,425,408   $  3,831,049   $  1,991,136   $  3,660,299


8.  NET INCREASE (DECREASE) IN ACCUMULATION UNITS

                                                        MML         MML                   Oppenheimer   Oppenheimer Oppenheimer
                                            MML        Money      Managed         MML       Capital       Global     Strategic
For the Six Months Ended                  Equity       Market      Bond          Blend    Appreciation  Securities     Bond
June 30, 1998                            Division     Division    Division     Division     Division     Division    Division
-------------                          -----------   ----------  ----------  -----------  -----------  -----------  ----------
Units purchased                         33,056,046   12,745,684   4,706,210   37,489,749   23,172,671   20,013,817  10,683,182
Units withdrawn and transferred to
Guaranteed Principal Account           (20,466,718)  (4,952,591) (2,648,268) (32,677,072)  (8,500,460)  (7,266,543) (3,000,728)
Units transferred between divisions      4,307,672   (8,274,014)   (116,216)  (1,937,047)    (444,016)   2,965,102    (582,622)
Units transferred to annuity reserves      (44,362)          --          --      (44,590)     (17,205)          --          --
                                       -----------   ----------  ----------  -----------  -----------  -----------  ----------
Net increase (decrease)                 16,852,638     (480,921)  1,941,726    2,831,040   14,210,990   15,712,376   7,099,832
Units, at beginning of the year        413,935,012   44,060,821  52,035,004  574,212,871  177,604,099  157,068,622  49,826,459
                                       -----------   ----------  ----------  -----------  -----------  -----------  ----------
Units, at end of the period            430,787,650   43,579,900  53,976,730  577,043,911  191,815,089  172,780,998  56,926,291
                                       ===========   ==========  ==========  ===========  ===========  ===========  ==========


                                                          MML          MML                   Oppenheimer  Oppenheimer Oppenheimer
                                           MML           Money       Managed       MML        Capital       Global     Strategic
For the Six Months Ended                  Equity        Market        Bond        Blend     Appreciation  Securities     Bond
June 30, 1997                            Division      Division     Division     Division     Division     Division    Division
-------------                           ----------    ----------   ---------    ----------   ----------   ----------  ----------
Units purchased                         35,150,102    13,636,359   4,175,704    40,680,148   30,525,480   22,370,628  10,300,007
Units withdrawn and transferred to
Guaranteed Principal Account           (19,204,245)   (4,476,319) (2,861,315)  (29,395,578)  (5,258,493)  (4,567,033) (1,137,785)
Units transferred between divisions      4,018,558   (12,291,608) (2,762,369)   (3,934,793)   7,551,084    7,450,383   1,757,552
Units transferred to annuity reserves       (8,684)           --      (2,569)     (353,046)     (16,873)     (16,307)    (16,538)
                                       ------------  ------------ -----------  -----------  -----------  -----------  ----------
Net increase (decrease)                 19,955,731    (3,131,568) (1,450,549)    6,996,731   32,801,198   25,237,671  10,903,236
Units, at beginning of the year        374,083,546    51,271,090  52,403,544   566,300,198  125,989,293  107,702,603  30,405,082
                                       ------------  ------------ -----------  -----------  -----------  -----------  ----------
Units, at end of the period            394,039,277    48,139,522  50,952,995   573,296,929  158,790,491  132,940,274  41,308,318
                                       ============  ============ ===========  ===========  ===========  ===========  ==========

9.  CONSOLIDATED MASSACHUSETTS  MUTUAL VARIABLE ANNUITY SEPARATE
    ACCOUNT 1

    As discussed in Note 1, the financial statements only represent activity of the Flex Extra (Qualified) segment of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of June 30, 1998 for the Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:

                                               MML            MML                         *Oppenheimer   *Oppenheimer   *Oppenheimer
                                MML           Money         Managed          MML            Capital         Global       Strategic
                               Equity         Market          Bond          Blend         Appreciation    Securities       Bond
                              Division       Division       Division       Division         Division       Division      Division
                            --------------  -----------   ------------   --------------   ------------   ------------   -----------
Total assets                $1,873,403,632  $81,678,386   $135,105,276   $2,115,504,840   $386,975,742   $246,664,433   $77,848,585
Total liabilities                7,352,411      249,292        547,465        8,164,130      1,304,393        888,887       380,566
                            --------------  -----------   ------------   --------------   ------------   ------------   -----------
Net assets                  $1,866,051,221  $81,429,094   $134,557,811   $2,107,340,710   $385,671,349   $245,775,546   $77,468,019
                            ==============  ===========   ============   ==============   ============   ============   ===========
Net assets consist of:
Accumulation units--Value   $1,864,793,705  $81,340,459   $134,373,117   $2,105,004,141   $385,597,132   $245,753,834   $77,442,503
Annuity reserves                 1,257,516       88,635        184,694        2,336,569         74,217         21,712        25,516
                            --------------  -----------   ------------   --------------   ------------   ------------   -----------
Net assets                  $1,866,051,221  $81,429,094   $134,557,811   $2,107,340,710   $385,671,349   $245,775,546   $77,468,019
                            ==============  ===========   ============   ==============   ============   ============   ===========


*Offered on the Flex Extra (Qualified) Contracts only